Intangible assets and goodwill, net - Summary of movement of intangible assets and cumulative amortization (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	S/ 954,546
Disposals and write-offs	(2,233)
Ending balance	979,262	S/ 954,546
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,414,612	1,288,206	S/ 557,329
Acquisition of Seguros Sura and Hipotecaria Sura			571,305
Additions and transfers	142,539	127,928	160,515
Disposals and write-offs	(3,202)	(1,522)	(943)
Ending balance	1,553,949	1,414,612	1,288,206
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(460,066)	(366,612)	(289,928)
Disposals and write-offs	343		301
Ending balance	(574,687)	(460,066)	(366,612)
Amortization of the year	(114,964)	(93,454)	(76,985)
Net book value	979,262	954,546	S/ 921,594
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	681,850
Additions and transfers	140,216
Disposals and write-offs	(969)
Ending balance	821,097	681,850
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(431,832)
Disposals and write-offs	343
Ending balance	(529,045)	(431,832)
Amortization of the year	(97,556)
Net book value	292,052
In Transit Software [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	131,704
Ending balance	131,704	131,704
In Transit Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	131,704
Value of business acquired [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	137,900
Ending balance	137,900	137,900
Value of business acquired [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(16,088)
Ending balance	(29,878)	(16,088)
Amortization of the year	(13,790)
Net book value	108,022
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,279
Additions and transfers	2,323
Ending balance	32,602	30,279
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(12,146)
Ending balance	(15,764)	(12,146)
Amortization of the year	(3,618)
Net book value	16,838
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	432,879
Disposals and write-offs	(2,233)
Ending balance	430,646	S/ 432,879
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	S/ 430,646